Loan from Third Parties	12 Months Ended
Dec. 31, 2021
Loan From Third Parties [Abstract]
LOAN FROM THIRD PARTIES

NOTE 8. LOAN FROM THIRD PARTIES

As of December 31, 2021 and 2020, the Company had loan from third parties in the amount of $0 and $459,770, respectively. There was no agreement entered. The loans bear no interest, are unsecured and payable on demand.